Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Grant income	$ 297	$ 307	$ 2,599	$ 1,176
Operating expenses:
Research and development	(27,310)	(10,096)	(76,050)	(30,586)
General and administrative	(8,605)	(7,273)	(29,531)	(19,706)
Total operating expenses, net	(35,618)	(17,062)	(102,982)	(49,116)
Other income (expense):
Interest income	509	796	2,124	1,351
Other income	3,263	1,206	6,659	4,655
Total other income, net	3,772	2,002	8,783	6,006
Net loss before income tax	(31,846)	(15,060)	(94,199)	(43,110)
Income tax benefit	4,598	2,200	11,294	5,883
Net loss attributable to ordinary shareholders	(27,248)	(12,860)	(82,905)	(37,227)
Other comprehensive loss:
Foreign currency exchange translation adjustment	(9,044)	(973)	(12,865)	(7,215)
Total comprehensive loss	$ (36,292)	$ (13,833)	$ (95,770)	$ (44,442)
Basic and diluted net loss per ordinary share (usd per share)	$ (0.61)	$ (0.33)	$ (1.95)	$ (1.14)
Weighted-average basic and diluted ordinary shares (shares)	44,505,383	39,214,334	42,547,755	32,516,001